Effect of change in presentation currency - Exchange rates (Details) - $ / €	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of change in presentation currency
Closing foreign exchange rate	1.1993	1.0541	1.0887	1.2141
Average foreign exchange rate	1.1249	1.1061	1.1150	1.3348